Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 14 — RELATED-PARTY TRANSACTIONS

Management Agreement

On October 6, 2014, the Company entered into a management agreement with Summit Distillery, Inc., an Oregon corporation, to open a new Heritage Distilling Company location in Eugene, Oregon. The Company engaged Summit Distillery, Inc., to manage the Eugene location for an annual management fee. The principals and sole owners of Summit Distillery, Inc., are also shareholders of HDHC. For each of the nine months ended September 30, 2024 and 2023, the Company expensed a management fee of $135,000 and $135,000, respectively, to Summit Distilling, Inc. The fee is based upon a percentage of the Company’s trailing twelve months, earnings before interest, taxes and depreciation expense, as defined in the management agreement.

2022 and 2023 Convertible Notes

During 2022, the Company issued multiple unsecured convertible promissory notes under the terms of the 2022 Notes to a related party who is a current shareholder of the Company and owns more than 10% of the Company’s outstanding common stock as of September 30, 2024 and December 31, 2023 and 2022. The aggregate principal sum of the related party convertible 2022 Notes was $6,311,250 with an aggregate cash proceed of $4,675,000 (see Note 5). Concurrent with the execution of the 2022 Notes, the Company issued warrants to the related party in an amount equal to 50% of the cash proceeds from the convertible notes (see Note 7). The Company initially allocated the $4,675,000 aggregate cash proceeds from the related party to the convertible 2022 Notes and the associated warrants on their respective issuance dates in the aggregate amounts of $4,422,379 and $252,621, respectively.

During 2023, the Company issued multiple additional unsecured convertible promissory notes under the terms of the 2023 Notes to the same related party for a principal sum of $3,982,500 with a cash proceed of $2,950,000 (see Note 5).

As of September 30, 2024, the fair value of the related party convertible notes and warrant liabilities was $8,783,749 and $367,401, respectively. As of December 31, 2023, the fair value of the related party convertible notes and warrant liabilities was $17,220,203 and $340,918, respectively.

In October 2023, the related party agreed to exchange its then held 2022 and 2023 Convertible Promissory Notes for 1,717,559 shares of common stock. (See Note 5 — Exchange of 2022 and 2023 Convertible Promissory Notes.)

As of September 30, 2024, $3,247,425 of Whiskey Special Ops 2023 Notes were held by the related party, plus 254,562 warrants to purchase common stock, calculated using a then estimated IPO price of $5.00 per share. As of December 31, 2023, $800,000 in principal of the Whiskey Special Ops 2023 Notes were held by the related party, plus 91,200 warrants to purchase common stock, calculated using a then estimated IPO price of $5.00 per share. On February 29, 2024, the related party agreed to exchange its then held Whiskey Notes and related warrants for 1,203,783 shares of common stock under the terms of the most recent round of 2023 Convertible Notes and the aforementioned warrants were terminated. (See Note 5.)

2023 Barrel Production Contract

During 2023, the Company entered into a distilled spirits barreling production agreement with the related party for production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made in January 2023. In March 2024, the agreement was amended to 600 barrels for $500,000, with the then $500,000 excess prepayment used to purchase a Whiskey Note in the principal amount of $672,500 and subsequently exchanged (contingent upon the consummation of the Company’s initial public offering) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock.

Factoring Agreement(s)

In May 2024, the Company raised $100,000 under the terms of an accounts receivable factoring arrangement with the related party, with fees of 10% (or $10,000) and $1,000 for every 2 weeks payment remains overdue. Payment under the factoring agreement is due the earlier of: within 3 days of receipt of payment under the factored accounts receivable; the achievement of certain fundraising milestones; or June 15, 2024. As of June 30, 2024 the factoring agreement remained unpaid. In July 2024, the investor agreed to exchange his interest in the factoring agreement of $113,285 into a subscription for the purchase of 11,328 shares of Series A Preferred Stock and 5,092 warrants to purchase shares of common stock at the lesser of $5.00 per share or the price per shares at which the Company’s common stock is sold in the Company’s initial public offering (the “$5.00 Warrants”), and 29,705 warrants at $6.00 per share (the “$6.00 Warrants”) and related warrants. (See Note 16.) Subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share, the 5,092 warrants at $5.00 per share were recalculated and reissued as 6,366 warrants at $4.00 per share. (See Note 16.)

As of July 1, 2024, the Company raised an additional aggregate of $299,667 between two separate investors under the terms of a July 2024 accounts receivable factoring arrangement with fees of 10% (or $29,966) and $1,000 (separately, to each of the two investors) for every 2 weeks payment remains overdue. Additionally, the two investors received five year warrants to purchase an aggregate of 66,549 shares of common stock at $6.00 per share (or cashlessly following a standard cashless exercise formula). (See Note 16.) Of the total July 2024 accounts receivable factoring agreement, $166,667 and 44,333 of the warrants are with the related party, Payment under the factoring is due the earlier of: within 3 days of receipt of payment under the factored receivable; the achievement of certain fundraising milestones; or August 15, 2024. Effective July 31, 2024, the investors agreed to exchange their interests in the factoring agreement of $329,633, including accrued fees and related warrants, for an aggregate of 32,963 shares of Series A Preferred Stock, 14,891 warrants to purchase shares of common stock at the lesser of $5.00 per share or the price per share at which the Company’s common stock is sold in the Company’s initial public offering (the “$5.00 Warrants”), and 86,864 warrants at $6.00 per share (the “$6.00 Warrants”). (Including $166,667 received from the related party, which was exchanged for 18,333 shares of Series A Preferred Stock, 8,241 related $5.00 Warrants, and 48,073 related $6.00 Warrants.) (See Note 16.) Subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share, the 14,891 warrants at $5.00 per share were recalculated and reissued as 18,614 warrants at $4.00 per share, and the 8,241 related party warrants at $5.00 per share were recalculated and reissued as 10,301 warrants at $4.00 per share. (See Note 16.)

In September 2024, the $6.00 Warrants discussed above and in Note 9 (including 321,026 $6.00 Warrants from the related party) were exchanged for 93,789 shares of Series A Preferred Stock that did not include any related warrants (including 59,001 shares of Series A Preferred Stock that did not include any related warrants for a related party). The value assigned to the $6.00 Warrants exchanged for Series A preferred Stock that did not include any warrants was negotiated to be $937,959 (including $590,045 from a related party), or $1.838 per $6.00 Warrant, using a Black-Scholes Valuation model with an estimated IPO stock price of $5.00 per share and exercise price of $6.00 per share.

In September 2024, the Company purchased 50 barrels of premium aged whiskey from the related party for $110,600, or $2,212 per barrel (comprised of $495 per barrel and $1,717 of spirits, for an aggregate total of $24,750 to fixed assets and $85,850 to inventory). The $110,600 was paid by the Company in the form of 11,060 shares of Series A Preferred Stock and 5,530 related warrants to purchase common stock at the lesser of $5.00 per share or the price per shares at which the Company’s common stock is sold in the Company’s initial public offering. Subsequent to September 30, 2024, upon the November 25, 2024 initial public offering at $4.00 per share, the 5,530 warrants at $5.00 per share were recalculated and reissued as 6,913 warrants at $4.00 per share. (See Note 16.)

In October 2024, the Company sold 250 barrels of aged whiskey to the related party for $166,667. Under the terms of the sale, in the event the related party resells the barrels back to the Company, the resell prices shall be the price paid per barrel under the agreement plus a 15% simple annual interest rate of 1.25% per month from the date the related party purchased the barrels from the Company. The Company also agreed to store the barrels for the related party at no fee until the related party sells the barrels to either the Company or a third party.

On November 22, 2024 (Subsequent to September 30, 2024, and prior to the Company’s initial public offering on November 25, 2024), the related party exchanged 250,000 shares of common stock for 250,000 prepaid warrants to purchase common stock.

NOTE 14 — RELATED-PARTY TRANSACTIONS

Management Agreement

On October 6, 2014, the Company entered into a management agreement with Summit Distillery, Inc., an Oregon corporation, to open a new Heritage Distilling Company location in Eugene, Oregon. The Company engaged Summit Distillery, Inc., to manage the Eugene location for an annual management fee. The principals and sole owners of Summit Distillery, Inc., are also shareholders of HDHC. For each of the years ended December 31, 2023 and 2022, the Company expensed a management fee of $180,000 and $180,000 respectively, to Summit Distilling, Inc. The fee is based upon a percentage of the Company’s trailing twelve months, earnings before interest, taxes and depreciation expense, as defined in the management agreement.

2022 and 2023 Convertible Notes

During 2022, the Company issued multiple unsecured convertible promissory notes under the terms of the 2022 Notes to a related party who is a current shareholder of the Company and owns more than 10% of the Company’s outstanding common stock as of December 31, 2022 and 2023. The aggregate principal sum of the related party convertible 2022 Notes was $6,311,250 with an aggregate cash proceed of $4,675,000 (See Note 5). Concurrent with the execution of the 2022 Notes, the Company issued warrants to the related party in an amount equal to 50% of the cash proceeds from the convertible notes (see Note 7). The Company initially allocated the $4,675,000 aggregate cash proceeds from the related party to the convertible 2022 Notes and the associated warrants on their respective issuance dates in the aggregate amounts of $4,422,379 and $252,621, respectively.

During 2023, the Company issued multiple additional unsecured convertible promissory notes under the terms of the 2023 Notes to the same related party for a principal sum of $3,982,500 with a cash proceed of $2,950,000 (See Note 5).

As of December 31, 2022, the fair value of the related party convertible notes and warrant liabilities was $3,476,057 and $187,181, respectively. As of December 31, 2023, the fair value of the related party convertible notes and warrant liabilities was $17,220,203 and $340,918, respectively.

2023 Series — Convertible Whiskey Special Ops 2023 Notes

As of December 31, 2023, $800,000 in principal of the Whiskey Special Ops 2023 Notes were held by the related party, plus 106,667 warrants to purchase common stock, calculated using an estimated IPO price of $7.50 per share. Subsequent to December 31, 2023, the Company issued an additional $1,433,000 of Whiskey Special Ops 2023 Notes with a similarly calculated 191,067 warrants to the same related party.

On February 29, 2024, the related party agreed to exchange its then held Whiskey Notes and related warrants for equity under the terms of the most recent round of 2023 Convertible Notes and the aforementioned warrants were terminated. (See Note 16.)

2023 Barrel Production Contract

During 2023, the Company entered into a distilled spirits barreling production agreement with Tiburon Opportunity Fund, L.P. This agreement is for production of 1,200 barrels of distilled spirits over time. There was a prepayment of $1,000,000 made in January 2023. Subsequent to December 31, 2023, this agreement was amended in March 2024 to a reduced number of 600 barrels for $500,000. The then $500,000 excess prepayment was then used to purchase a Whiskey Note in the principal amount of $672,500 and subsequently exchanged (contingent upon the consummation of this offering) under the terms of a Subscription Exchange Agreement for common stock in conjunction with the February 29, 2024 exchange of Whiskey Notes for common stock. (See Note 16.).